Business Combination (Details) - Schedule of revenue and net loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenue And Net Loss Abstract
Net Revenue	$ 3,074,007	$ 606,463
Net income (loss)	$ 104,720	$ (1,215,613)